Disaggregated Revenues (Tables)	6 Months Ended
Sep. 30, 2025
Disaggregated Revenues [Abstract]
Schedule of Breakdown of Revenues

Information for the Company’s breakdown of revenues by service type for the six months ended September 30, 2025 and 2024 are as follows:

	September 30,
Total revenues as of:	2025	2024
IPO sponsorship services	$52,083	$234,686
Referral services	—	568,978
General advisory services	22,636	506,410
Independent financial advisory services	93,847	147,628
Compliance advisory services	125,363	292,341
Total	$293,929	$1,750,043